Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2016	Sep. 30, 2016	May 31, 2016
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai")
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners	39.94%
Noncontrolling interest, ownership percentage by parent		60.06%
Proceeds from sale of ownership interests	$ 4,824
Beijing Champion Tongxin Management Consulting LLP ("Tongxin")
Noncontrolling Interest [Line Items]
Ownership interest of co-general partner	53.11%
Xiamen NetinNet Software Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners		20.00%
Noncontrolling interest, ownership percentage by parent			80.00%